Application of new and revised International Financial Reporting Standards, International Accounting Standards, International Financial Reporting Interpretations Committee Interpretations and Standing Interpretations Committee Interpretations issued by the International Accounting Standards Board
12 Months Ended
Dec. 31, 2025
Disclosure of initial application of standards or interpretations [abstract]
Application of new and revised International Financial Reporting Standards ("IFRS"), International Accounting Standards ("IAS"), International Financial Reporting Interpretations Committee ("IFRIC") Interpretations and Standing Interpretations Committee ("SIC") Interpretations issued by the International Accounting Standards Board ("IASB"), (collectively, "IFRSs")
3.
Application of new and revised IFRS® Accounting Standards, International Accounting Standards (“IAS”), International Financial Reporting Interpretations Committee (“IFRIC®”) Interpretations and Standing Interpretations Committee (“SIC®”) Interpretations issued by the International Accounting Standards Board (“IASB”), (collectively, “IFRSs”)
a)
Amendments to IFRSs and the new interpretation that are mandatorily effective for the current year

New Standards, Interpretations and Amendments	Effective date issued by IASB
Amendments to IAS 21, “Lack of Exchangeability”	January 1, 2025

Based on the Group’s assessment, the above standards and interpretations have no significant impact on the Group’s financial position and financial performance.

b)
New standards, interpretations and amendments in issue but not yet effective

New Standards, Interpretations and Amendments	Effective date issued by IASB
Amendments to IFRS 9 and IFRS 7, “Amendments to the Classification and Measurement of Financial Instruments”	January 1, 2026
Amendments to IFRS 9 and IFRS 7, “Contracts Referencing Nature – Dependent Electricity”	January 1, 2026
Annual Improvements to IFRS Accounting Standards – Volume 11	January 1, 2026
Amendments to IFRS 10 and IAS 28, “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”	To be determined by IASB
IFRS 18, “Presentation and Disclosure in Financial Statements”	January 1, 2027
IFRS 19, “Subsidiaries without Public Accountability: Disclosures”	January 1, 2027
Amendments to IAS 21, “Translation to a Hyperinflationary Presentation Currency”	January 1, 2027

Except for the following, the above standards and interpretations have no significant impact on the Group’s financial position and financial performance based on the Group’s assessment.

IFRS 18, “Presentation and Disclosure in Financial Statements”

IFRS 18, “Presentation and Disclosure in Financial Statements” replaces IAS 1. The standard introduces a defined structure of the statement of profit or loss, disclosure requirements related to management-defined performance measures, and enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes.